Organization and Business Operations (Details) - USD ($)		1 Months Ended		7 Months Ended	9 Months Ended	10 Months Ended	20 Months Ended
	Sep. 03, 2021	Aug. 30, 2022	Aug. 30, 2021	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2022	Aug. 22, 2022
Organization and Business Operations (Details) [Line Items]
Purchase price (in Dollars per share)			$ 10
Generating gross proceeds			$ 126,500,000		$ 6,027,500	$ 6,027,500
Aggregate of private placement warrants (in Shares)					6,027,500	6,027,500
Price per unit (in Dollars per share)			$ 10.15
Aggregate of private placement (in Shares)					5,395,000	5,395,000
Sponsor and an aggregate of private placement warrants (in Shares)					632,500	632,500
Underwriting fees					$ 2,403,500	$ 2,403,500
Deferred underwriting fees					4,554,000	4,554,000
Other offering costs					586,779	586,779	$ 586,779
Fair value of amount				$ 1,454,434	1,454,434
Aggregate transaction costs				8,998,713	8,998,713
Allocated of expenses				$ 741,209	741,209
Treasury obligations maturity period			185 days
Dissolution expenses					$ 100,000	$ 100,000
Redeem percentage					100.00%	100.00%
Loan amount		$ 1,265,000
Public price per share (in Dollars per share)					$ 10.15	$ 10.15
Deposit of trust account					$ 1,265,000	$ 1,265,000
Deposit of trust account per share (in Dollars per share)					$ 0.1
Public shares, description					The Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a written letter of intent, confidentiality or similar agreement or Business Combination agreement, reduce the amount of funds in the Trust Account to below the lesser of (i) $10.15 per public share; and (ii) the actual amount per public share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.15 per share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriters of the IPO against certain liabilities, including liabilities under the Securities Act. However, the Company has not asked the Sponsor to reserve for such indemnification obligations, nor has the Company independently verified whether the Sponsor has sufficient funds to satisfy its indemnity obligations and believes that the Sponsor’s only assets are securities of the Company. Therefore, the Company cannot assure that the Sponsor would be able to satisfy those obligations.	The Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a written letter of intent, confidentiality or similar agreement or Business Combination agreement, reduce the amount of funds in the Trust Account to below the lesser of (i) $10.15 per public share; and (ii) the actual amount per public share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.15 per share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriters of the IPO against certain liabilities, including liabilities under the Securities Act. However, the Company has not asked the Sponsor to reserve for such indemnification obligations, nor has the Company independently verified whether the Sponsor has sufficient funds to satisfy its indemnity obligations and believes that the Sponsor’s only assets are securities of the Company. Therefore, the Company cannot assure that the Sponsor would be able to satisfy those obligations.
Liquidity cash					$ 209,983	$ 264,775
Working capital deficit					1,978,057	372,947	1,978,057
Capital contribution					25,000	25,000	25,000
Sponsor loan amount					300,000	300,000
Aggregate working capital	$ 500,000					$ 500,000
Working capital loans					$ 500,000		$ 0
Mandatory liquidation					12 months	12 months
Investment interest rate					1.00%		1.00%	1.00%
Purchase price					$ 1	$ 1
Underwriters exercise of per share (in Dollars per share)						$ 0.1
IPO [Member]
Organization and Business Operations (Details) [Line Items]
Sale of stock, shares (in Shares)			12,650,000
Price per unit (in Dollars per share)			$ 10.15
Net proceeds			$ 128,397,500
Dissolution expenses			$ 100,000
Redeem percentage			100.00%
Over-Allotment Option [Member]
Organization and Business Operations (Details) [Line Items]
Sale of stock, shares (in Shares)			1,650,000
The Private Placement Warrants [Member]
Organization and Business Operations (Details) [Line Items]
Aggregate of private placement warrants (in Shares)					6,027,500
Price per unit (in Dollars per share)					$ 1		$ 1
Class A Common Stock [Member]
Organization and Business Operations (Details) [Line Items]
Purchase price (in Dollars per share)					$ 0.0001		$ 0.0001
Share issued (in Shares)					158,125	158,125
Business Combination [Member]
Organization and Business Operations (Details) [Line Items]
Transaction costs					$ 8,998,713	$ 8,998,713	$ 8,998,713